PHOENIX GLOBAL UTILITIES FUND,
                   A SERIES OF PHOENIX INVESTMENT SERIES FUND


              Supplement dated June 27, 2007 to the Prospectus and
           Statement of Additional Information dated August 31, 2006, as supplemented December 6, 2006, January 24, 2007 and March 9, 2007



IMPORTANT NOTICE TO INVESTORS OF GLOBAL UTILITIES FUND

         Effective June 27, 2007, the Phoenix Global Utilities Fund, a series of Phoenix Investment Series Fund ("Predecessor Fund"), has been reorganized into a fund named Phoenix Global Utilities Fund, a series of Phoenix Opportunities Trust ("Successor Fund"). The Successor Fund's principal investment strategies, risks, fees and expenses, and portfolio management team are the same as those of the Predecessor Fund and remain unchanged.

         For information about the Phoenix Global Utilities Fund, please refer to the Phoenix Opportunities Trust-Alternative Funds Prospectus dated June 27, 2007.

           INVESTORS SHOULD RETAIN THIS SUPPLEMENT WITH THE PROSPECTUS AND STATEMENT OF ADDITIONAL INFORMATION FOR FUTURE REFERENCE.





PXP 693/GUF Reorg (06/07)